SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,286	$ 2,588
Less: accumulated depreciation	(1,598)	(1,130)
Property and equipment, net	1,688	1,458
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,031	1,055
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	146	50
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	44	45
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	299	109
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12	12
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	64	65
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	745	797
Air Conditioner [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	929
Assets In Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 455